Related-party Transactions (Details 4) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Proceeds from disposal of property, plant and equipment and others		$ 6,408,057	$ 1,149,649	$ 789,682
Gains on disposals of property, plant and equipment and others		1,923,044	330,814	24,278
Property, Plant and Equipment [Member]
Disclosure of transactions between related parties [line items]
Proceeds from disposal of property, plant and equipment and others		0	3,352	926
Gains on disposals of property, plant and equipment and others		0	2,212	22
Associates [member] | Property, Plant and Equipment [Member]
Disclosure of transactions between related parties [line items]
Proceeds from disposal of property, plant and equipment and others		0	0	926
Gains on disposals of property, plant and equipment and others		0	0	22
Others [member] | Property, Plant and Equipment [Member]
Disclosure of transactions between related parties [line items]
Proceeds from disposal of property, plant and equipment and others	[1]	0	3,352	0
Gains on disposals of property, plant and equipment and others	[1]	$ 0	$ 2,212	$ 0

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.